INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of investments in associates and joint ventures [Abstract]
Disclosure of investments in associates and joint ventures

The detail of the investments in associates and joint ventures for the years ended December 31, 2024, and 2023 is as follows:

	December 31, 2024		December 31, 2023
Associates	Ps.	1,429,186	Ps.	1,288,641
Joint ventures		1,410		2,042
Total	Ps.	1,430,596	Ps.	1,290,683

Disclosure of investment in associates of ownership interest percentage

	December 31, 2024			December 31, 2023
	Ownership	Book		Ownership	Book
	interest	value		interest	value
Associates
Gas Natural de Lima y Callao S.A. - Cálidda	40%	Ps.	699,910	40%	Ps.	614,577
Gases del Caribe S.A. E.S.P.	31%		348,946	31%		328,661
Credibanco S.A.	25%		216,185	25%		210,399
Redeban Multicolor S.A.	20%		47,967	20%		41,562
A.C.H Colombia S.A.	34%		39,182	34%		32,580
Aerocali S.A.	50%		35,507	50%		24,389
ADL Digital Lab S.A.S.	34%		17,756	34%		12,231
Colombiana de Extrusión S.A. - Extrucol	30%		14,484	30%		14,507
Servicios de Identidad Digital S.A.S.	33%		4,911	33%		4,039
Energía Eficiente S.A.	33%		2,249	33%		3,485
Metrex S.A.	18%		2,089	18%		2,211
		Ps.	1,429,186		Ps.	1,288,641

Disclosure of investment in joint ventures of ownership interest percentage

	December 31, 2024			December 31, 2023
	Ownership	Book		Ownership	Book
	interest	value		interest	value
Joint ventures
Renting Automayor S.A.S. (1)	50%	Ps.	945	50%	Ps.	2,042
Rentek S.A.S	50%		465			—
		Ps.	1,410		Ps.	2,042
(1)	Joint businesses executed by Grupo Aval’s subsidiaries with specific purposes wherein the joint business assumes no responsibilities for business results, not requiring significant equity resources from Grupo Aval.

Disclosure of the main corporate purpose for associates

	Associate	Corporate purpose
1	Gas Natural de Lima y Callao S.A. - Cálidda	Gas distribution
2	Gases del Caribe S.A. E.S.P.	Gas distribution
3	Credibanco S.A.	Payment processing
4	Redeban Multicolor S.A.	Payment processing
5	A.C.H Colombia S.A.	Automated clearing house
6	Aerocali S.A.	Projects in airport infrastructure
7	Colombiana de Extrusión S.A. - Extrucol	Networks and infrastructure
8	ADL Digital Lab S.A.S.	Technology or digital services
9	Servicios de Identidad Digital S.A.S.	Digital services
10	Energía Eficiente S.A.	Gas distribution
11	Metrex S.A.	Manufacturing and commercialization of industrial equipment

Disclosure of roll-forward of investments in associates and joint ventures accounts

A roll-forward of investments in associates and joint ventures accounts is shown below for the years ended December 31, 2024, 2023 and 2022:

Associates

	December 31,		December 31,		December 31,
	2024		2023		2022
Balance at the beginning of the year	Ps.	1,288,641	Ps.	1,419,296	Ps.	1,170,435
Acquisitions		2,486		2,433		7,267
Participation in the profit or loss of the period		379,028		373,402		371,127
Participation in Other Comprehensive Income		15,329		(35,892)		81,730
Dividends declared		(314,504)		(363,466)		(301,895)
Entity Liquidation		—		(282)		—
Exchange difference		58,206		(106,850)		90,632
Year-end balance	Ps.	1,429,186	Ps.	1,288,641	Ps.	1,419,296

Joint ventures

	December 31,		December 31,		December 31,
	2024		2023		2022
Balance at the beginning of the year	Ps.	2,042	Ps.	4,047	Ps.	2,394
Participation in the period profit or loss		(632)		(2,005)		1,650
Acquisitions		—		—		3
Year-end balance	Ps.	1,410	Ps.	2,042	Ps.	4,047

Disclosure of condensed financial information of the associates accounted for under the equity method

At the time calculating the equity method, the year-end financial information of some associates was not available. Therefore, the financial information of immediately preceding month for the years 2024 and 2023 was used.

December 31, 2024

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Gas Natural de Lima y Callao S.A. - Cálidda	Ps.	6,979,152	Ps.	5,251,752	Ps.	1,727,400	Ps.	3,647,158	Ps.	3,223,946	Ps.	423,212
Gases del Caribe S.A. E.S.P.		4,578,075		3,417,111		1,160,964		3,590,647		3,213,198		377,449
Redeban Multicolor S.A.		9,622,497		9,405,167		217,330		565,481		534,150		31,331
Credibanco S.A.		443,908		165,954		277,954		410,808		377,354		33,454
A.C.H Colombia S.A.		999,582		870,224		129,358		371,014		251,664		119,350
Energía Eficiente S.A.		112,296		91,629		20,667		256,529		256,235		294
Colombiana de Extrusión S.A. - Extrucol		115,757		67,478		48,279		161,882		146,334		15,548
Aerocali S.A.		125,470		54,456		71,014		259,537		207,302		52,235
ADL Digital Lab S.A.S.		89,275		37,050		52,225		100,662		84,412		16,250
Servicios de Identidad Digital S.A.S.		31,639		17,367		14,272		145		4,478		(4,333)
Metrex S.A.		44,452		32,841		11,611		67,163		64,669		2,494

December 31, 2023

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Gas Natural de Lima y Callao S.A. - Cálidda	Ps.	6,116,364	Ps.	4,521,154	Ps.	1,595,210	Ps.	3,832,676	Ps.	3,378,051	Ps.	454,625
Gases del Caribe S.A. E.S.P.		4,066,193		2,974,633		1,091,560		3,104,261		2,730,690		373,571
Redeban Multicolor S.A.		2,101,985		1,918,782		183,203		443,196		423,438		19,758
Credibanco S.A.		431,534		180,505		251,029		329,109		293,021		36,088
A.C.H Colombia S.A.		342,153		232,328		109,825		292,592		184,168		108,424
Energía Eficiente S.A.		124,797		100,424		24,373		328,840		325,794		3,046

	Assets	Liabilities	Equity	Income	Expenses	Net income LTM
Colombiana de Extrusión S.A. - Extrucol	112,151	63,795	48,356	183,121	167,562	15,559
Aerocali S.A.	92,950	44,172	48,778	254,751	209,945	44,806
ADL Digital Lab S.A.S.	71,577	35,602	35,975	74,645	63,492	11,153
Servicios de Identidad Digital S.A.S.	50,428	22,812	27,616	857	19,694	(18,837)
Metrex S.A.	41,458	29,170	12,288	80,944	78,229	2,715

Disclosure of condensed financial information of the joint ventures accounted for under the equity method

December 31, 2024

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Renting Automayor S.A.	Ps.	102,899	Ps.	101,008	Ps.	1,891	Ps.	29,928	Ps.	32,121	Ps.	(2,193)
Rentek S.A.S		29,131		28,202		929		15,453		14,524		929

December 31, 2023

	Assets		Liabilities		Equity		Income		Expenses		Net income LTM
Renting Automayor S.A.	Ps.	120,113	Ps.	115,786	Ps.	4,327	Ps.	34,762	Ps.	38,774	Ps.	(4,012)